UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kip Allardt
Title:   Chief Operating Officer
Phone:   (203) 838-3188


Signature, Place and Date of Signing:

/s/ Kip Allardt             South Norwalk, Connecticut         February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total: $425,542
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number      Name

1.     028-12213                 Discovery Global Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COL 7           COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION  MNGRS   SOLE        SHARED  NONE
--------------                --------------   -----      -------   -------   --- ----  ----------  -----   ----        ------  ----
BANCOLOMBIA S A               SPON ADR PREF   05968L102    17,704     758,200  SH         SOLE       NONE      758,200
CEMEX SAB DE CV               SPON ADR NEW    151290889       823      90,000  SH         SOLE       NONE       90,000
CREDICORP LTD                 COM             G2519Y108    54,461   1,090,100  SH         SOLE       NONE    1,090,100
GERON CORP                    COM             374163103       140      30,000  SH         SOLE       NONE       30,000
GOOGLE INC                    CL A            38259P508    24,243      78,800  SH         SOLE       NONE       78,800
ISHARES INC                   MSCI MEX INVEST 464286822       323      10,000  SH         SOLE       NONE       10,000
ISHARES INC                   MSCI BRAZIL     464286400       350      10,000  SH         SOLE       NONE       10,000
ISHARES TR                    MSCI EMERG MKT  464287234   111,346   4,459,200  SH         SOLE       NONE    4,459,200
JPMORGAN & CHASE & CO         COM             46625H100    60,386   1,915,200  SH         SOLE       NONE    1,915,200
MICROSOFT CORP                COM             594918104    11,761     605,000  SH         SOLE       NONE      605,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106     3,924      53,200  SH         SOLE       NONE       53,200
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104    88,081   2,961,700  SH         SOLE       NONE    2,961,700
RESEARCH IN MOTION LTD        COM             760975102    18,233     449,300  SH         SOLE       NONE      449,300
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605    19,847   1,585,200  SH         SOLE       NONE    1,585,200
TURKCELL ILETISIM HIZMETLERI  SPON ADR NEW    900111204       292      20,000  SH         SOLE       NONE       20,000
UNIBANCO-UNIAO DE BANCOS BRA  ADR             90458E107    13,628     210,899  SH         SOLE       NONE      210,899





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